Nature of business and summary of significant accounting policies (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Nature of business and summary of significant accounting policies [Abstract]
Depreciable Lives	Depreciable lives are as follows:
Furniture and Fixtures	5 to 7 years
Equipment	3 to 7 years
Computer equipment	2 to 3 years
Computer software	3 years